RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Right-of-use Assets And Operating Lease Liabilities
SCHEDULE OF REMAINING LEASE TERMS AND DISCOUNT RATES

The weighted-average remaining lease terms and discount rates of the Company’s operating leases are as follows:

	As of December 31,
	2024	2023
Weighted average remaining lease term (years)	$1.35	$1.78
Weighted average discount rate	4.0%	5.0%

SCHEDULE OF MATURITY OF LEASE LIABILITIES

The following table sets forth the five-year maturity schedule of the Company’s lease liabilities:

For the years ending December 31,	Amount
2025	$508,089
2026	124,823
2027	3,893
2028	3,893
2029	3,569
Total operating lease payments	644,267
Less: imputed interest	(17,927)
Present value of operating lease liabilities	$626,340